Other (income) expense - net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Income Expense [Abstract]
Summary of Other (Income) Expenses

Other (incomes) expenses are comprised of the following as of December 31, 2017, 2018 and 2019:

	2017		2018		2019
Recovery insurance	Ps.	(20,539)	Ps.	(22,454)	Ps.	(9,799)
Sale of fixed assets		(5,070)		(6,604)		(3,927)
Cancellation of non-exigible liabilities and provisions		(87,755)		(36,949)		-
Other income		(18,198)		(21,727)		(26,803)
Total other income		(131,562)		(87,734)		(40,529)

Repair of damage from natural disasters		6,514		771		3,536
Cost of retirement and disposal of fixed assets		17,684		12,158		4,513
Donation		20,066		—		5,000
Other expenses		3,377		1,653		28,692
Total other expenses		47,641		14,582		41,741
Other (income) expense – Net	Ps.	(83,921)	Ps.	(73,152)	Ps.	1,212